STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATIONS
Net investment income	$ 235,264	$ 265,467	$ 260,521
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(1,173)	74,000	224,793
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(60,256)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	234,091	339,467	425,058
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(284,247)	(374,892)	(477,098)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	322,876	170,780	276,958
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	38,629	(204,112)	(200,140)
TOTAL INCREASE (DECREASE) IN NET ASSETS	272,720	135,355	224,918
NET ASSETS
Beginning of year	9,857,304	9,721,949	9,497,031
End of year	$ 10,130,024	$ 9,857,304	$ 9,721,949